Average Annual Total Returns - FidelityDividendGrowthFund-RetailPRO - FidelityDividendGrowthFund-RetailPRO - Fidelity Dividend Growth Fund	Sep. 29, 2023
Fidelity Dividend Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.70%)
Past 5 years	6.65%
Past 10 years	10.11%
Fidelity Dividend Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.89%)
Past 5 years	4.30%
Past 10 years	7.46%
Fidelity Dividend Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.37%)
Past 5 years	4.83%
Past 10 years	7.60%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWJP
Average Annual Return:
Past 1 year	(7.75%)
Past 5 years	10.26%
Past 10 years	13.04%